Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO #1 (1)	Compensation Actually Paid to PEO #1 (1)	Summary Compensation Table Total for PEO #2 (1)	Compensation Actually Paid to PEO #2 (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non- PEO NEOs (2)	Total Stockholder Return (3)	Peer Group Total Stockholder Return (TSR) (3)	Net Income (Loss) (in thousands) (4)	Adjusted EBITDA (in thousands) (4)(5)
2025	$17,931,119	$4,458,935	$5,782,054	$7,428,472	$4,277,852	$1,391,587	$27.95	$86.21	$(1,549,466)	$792,010
2024	$9,113,602	$16,356,818	$20,358,969	$20,103,189	$3,081,041	$4,467,664	$87.79	$110.36	$(206,665)	$875,291
2023	$6,535,516	$5,806,727	—	—	$1,848,506	$1,603,003	—	—	$124,559	$527,672
2022	$7,285,782	$8,372,850	—	—	$3,013,407	$3,296,205	—	—	$307,668	$551,953
2021 (6)	$9,991,165	$10,624,247	—	—	$2,933,892	$2,962,471	—	—	$(48,518)	$324,641

(1)
Mr. Zimmerman was the primary executive officer (PEO #1) in all periods presented as the Former Chief Executive Officer of the combined
Company and legacy Cedar Fair. For 2025, Mr. Reilly has also been included as a primary executive officer (PEO #2) as he was hired to replace Mr. Zimmerman in December 2025. For 2024, Mr. Bassoul has also been included as a primary executive officer (PEO #2) as he was the primary executive officer of legacy Six Flags prior to the Merger. Compensation Actually Paid to Mr. Zimmerman, Mr. Reilly and Mr. Bassoul is derived from the Summary Compensation Table total for each fiscal year by making the following deductions and additions for the periods presented:

PEO#1	2025	2024	2023	2022	2021

Summary Compensation Table total	$17,931,119	$9,113,602	$6,535,516	$7,285,782	$9,991,165

Less:

Grant date fair value of awards reported in Summary Compensation Table	(8,500,020)	(6,846,877)	(4,999,979)	(4,375,035)	(6,716,340)

Plus:

Fair value of awards granted during the current year that were outstanding and unvested as of the end of the fiscal year	—	8,916,451	4,682,828	5,439,517	6,473,209

Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the fiscal year	—	5,678,266	(785,718)	(318,879)	596,903

Change in fair value of awards granted in prior years that vested in the fiscal year	(7,928,357)	(655,375)	305,629	315,429	115,847

Grant date fair value of awards that were granted and vested in the same year	2,956,193	—	—	—	163,463

Distributions paid on restricted unit awards in the fiscal year	—	150,751	68,451	26,036	—

Compensation Actually Paid	$4,458,935	$16,356,818	$5,806,727	$8,372,850	$10,624,247

PEO#2	2025	2024	2023	2022	2021

Summary Compensation Table total	$5,782,054	$20,358,969	$—	$—	$—

Less:

Grant date fair value of awards reported in Summary Compensation Table	(5,709,725)	(15,125,995)	—	—	—

Plus:

Fair value of awards granted during the current year that were outstanding and unvested as of the end of the fiscal year	7,356,143	3,144,398	—	—	—

Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the fiscal year	—	—	—	—	—

Change in fair value of awards granted in prior years that vested in the fiscal year	—	—	—	—	—

Grant date fair value of awards that were granted and vested in the same year	—	11,725,817	—	—	—

Distributions paid on restricted unit awards in the fiscal year	—	—	—	—	—

Compensation Actually Paid	$7,428,472	$20,103,189	$—	$—	$—

(2)
The 2025
non-primary
executive officer named executive officers
(“Non-PEO
NEOs”) included Messrs. Witherow, Fisher, Nurse, Bassoul and White and Ms. Sauls. The 2024
non-primary
executive officer named executive officers included Messrs. Witherow, Fisher, Nurse, White, and Mick. The 2023
Non-PEO
NEOs included Messrs. Witherow, Fisher, and Nurse, Ms. Sauls, and Kelley Ford, Former Executive Vice President and Chief Marketing Officer. The 2022
Non-PEO
NEOs included Messrs. Witherow, Fisher and Nurse and Ms. Ford. The 2021
Non-PEO
NEOs included Messrs. Witherow and Fisher, Ms. Ford, Mr. Craig Heckman, former Executive Vice President, Human Resources, and Mr. Duffield Milkie, former Executive Vice President and General Counsel. Compensation Actually Paid to
Non-
PEO

NEOs is derived from the average Summary Compensation Table Total for each fiscal year by making the following deductions and additions for the periods presented:

Non-PEO NEOs	2025	2024	2023	2022	2021

Summary Compensation Table total	$4,277,852	$3,081,041	$1,848,506	$3,013,407	$2,933,892

Less:

Grant date fair value of awards reported in Summary Compensation Table	(1,583,333)	(1,965,689)	(1,137,933)	(1,678,512)	(1,551,155)

Plus:

Fair value of awards granted during the current year that were outstanding and unvested as of the end of the fiscal year	143,651	1,689,262	940,386	1,925,121	1,188,835

Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the fiscal year	(1,067,429)	1,294,732	(153,589)	(109,154)	279,877

Change in fair value of awards granted in prior years that vested in the fiscal year	(533,559)	(124,659)	75,117	128,793	60,055

Grant date fair value of awards that were granted and vested in the same year	154,405	451,765	—	—	50,967

Distributions paid on restricted unit awards in the fiscal year	—	41,212	30,516	16,550	—

Compensation Actually Paid	$1,391,587	$4,467,664	$1,603,003	$3,296,205	$2,962,471

(3)
Consistent with
Regulation
S-K
Section 203(e)(3), the amounts set forth under the headings “Total Shareholder Return” and “Peer Group Total Shareholder Return” reflect the value of a hypothetical initial investment of $100 made on July 2, 2024 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company Total Shareholder Return, the Company, and with respect to Peer Group Total Shareholder Return, S&P Leisure Facilities Index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to the Merger (including fiscal years 2023, 2022 and 2021), neither Company Total Shareholder Return nor Peer Group Total Shareholder Return are presented for such periods.

(4)
Legacy Cedar Fair has been determined to be the accounting acquirer for financial statement purposes. Accordingly, net income (loss) and Adjusted EBITDA reflect combined operations for July 1, 2024 through December 31, 2024 and fiscal year 2025, and include only legacy Cedar Fair’s results (before giving effect to the Merger) for 2021 through 2023 and the first six months of 2024.

(5)
Adjusted EBITDA represents earnings before interest, taxes, depreciation, amortization, other non-cash
items, and adjustments as defined in our credit agreement, minus net income attributable to non-controlling
interests. See the discussion under Compensation Discussion and Analysis – Compensation Performance Measures. Adjusted EBITDA is reported as the Company-selected measure but may not have been the most important measure for prior periods and the Company-selected measure may be a different measure in future years.

(6)	The COVID-19 pandemic had a material impact on our business in 2021.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The 2025
non-primary
executive officer named executive officers
(“Non-PEO
NEOs”) included Messrs. Witherow, Fisher, Nurse, Bassoul and White and Ms. Sauls. The 2024
non-primary
executive officer named executive officers included Messrs. Witherow, Fisher, Nurse, White, and Mick. The 2023
Non-PEO
NEOs included Messrs. Witherow, Fisher, and Nurse, Ms. Sauls, and Kelley Ford, Former Executive Vice President and Chief Marketing Officer. The 2022
Non-PEO
NEOs included Messrs. Witherow, Fisher and Nurse and Ms. Ford. The 2021
Non-PEO
NEOs included Messrs. Witherow and Fisher, Ms. Ford, Mr. Craig Heckman, former Executive Vice President, Human Resources, and Mr. Duffield Milkie, former Executive Vice President and General Counsel. Compensation Actually Paid to
Non-
PEO

Peer Group Issuers, Footnote
(3)
Consistent with
Regulation
S-K
Section 203(e)(3), the amounts set forth under the headings “Total Shareholder Return” and “Peer Group Total Shareholder Return” reflect the value of a hypothetical initial investment of $100 made on July 2, 2024 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company Total Shareholder Return, the Company, and with respect to Peer Group Total Shareholder Return, S&P Leisure Facilities Index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to the Merger (including fiscal years 2023, 2022 and 2021), neither Company Total Shareholder Return nor Peer Group Total Shareholder Return are presented for such periods.

Adjustment To PEO Compensation, Footnote

PEO#1	2025	2024	2023	2022	2021

Summary Compensation Table total	$17,931,119	$9,113,602	$6,535,516	$7,285,782	$9,991,165

Less:

Grant date fair value of awards reported in Summary Compensation Table	(8,500,020)	(6,846,877)	(4,999,979)	(4,375,035)	(6,716,340)

Plus:

Fair value of awards granted during the current year that were outstanding and unvested as of the end of the fiscal year	—	8,916,451	4,682,828	5,439,517	6,473,209

Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the fiscal year	—	5,678,266	(785,718)	(318,879)	596,903

Change in fair value of awards granted in prior years that vested in the fiscal year	(7,928,357)	(655,375)	305,629	315,429	115,847

Grant date fair value of awards that were granted and vested in the same year	2,956,193	—	—	—	163,463

Distributions paid on restricted unit awards in the fiscal year	—	150,751	68,451	26,036	—

Compensation Actually Paid	$4,458,935	$16,356,818	$5,806,727	$8,372,850	$10,624,247

PEO#2	2025	2024	2023	2022	2021

Summary Compensation Table total	$5,782,054	$20,358,969	$—	$—	$—

Less:

Grant date fair value of awards reported in Summary Compensation Table	(5,709,725)	(15,125,995)	—	—	—

Plus:

Fair value of awards granted during the current year that were outstanding and unvested as of the end of the fiscal year	7,356,143	3,144,398	—	—	—

Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the fiscal year	—	—	—	—	—

Change in fair value of awards granted in prior years that vested in the fiscal year	—	—	—	—	—

Grant date fair value of awards that were granted and vested in the same year	—	11,725,817	—	—	—

Distributions paid on restricted unit awards in the fiscal year	—	—	—	—	—

Compensation Actually Paid	$7,428,472	$20,103,189	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 4,277,852	$ 3,081,041	$ 1,848,506	$ 3,013,407	$ 2,933,892
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,391,587	4,467,664	1,603,003	3,296,205	2,962,471
Adjustment to Non-PEO NEO Compensation Footnote
NEOs is derived from the average Summary Compensation Table Total for each fiscal year by making the following deductions and additions for the periods presented:

Non-PEO NEOs	2025	2024	2023	2022	2021

Summary Compensation Table total	$4,277,852	$3,081,041	$1,848,506	$3,013,407	$2,933,892

Less:

Grant date fair value of awards reported in Summary Compensation Table	(1,583,333)	(1,965,689)	(1,137,933)	(1,678,512)	(1,551,155)

Plus:

Fair value of awards granted during the current year that were outstanding and unvested as of the end of the fiscal year	143,651	1,689,262	940,386	1,925,121	1,188,835

Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the fiscal year	(1,067,429)	1,294,732	(153,589)	(109,154)	279,877

Change in fair value of awards granted in prior years that vested in the fiscal year	(533,559)	(124,659)	75,117	128,793	60,055

Grant date fair value of awards that were granted and vested in the same year	154,405	451,765	—	—	50,967

Distributions paid on restricted unit awards in the fiscal year	—	41,212	30,516	16,550	—

Compensation Actually Paid	$1,391,587	$4,467,664	$1,603,003	$3,296,205	$2,962,471

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Company TSR and “Compensation Actually Paid”
For the year ended December 31, 2025, our TSR decreased from $87.79 to $27.95. The “Compensation Actually Paid” to our PEO #1, PEO #2 and
non-PEO
NEOs (on average) in 2025, were $4,458,935, $7,428,472 and $1,391,587, respectively. We use financial metrics in our incentive plans, each of which may indirectly impact our stock price. Accordingly, as the Company’s stock price increases (and TSR likewise increases), we would expect the value of a named executive officer’s long-term incentives to generally increase in correlation. Similarly, as the Company’s stock price decreases, we would expect the value of a named executive officer’s long-term incentives to generally decrease in correlation as it did in 2025 for our PEO #1 and non-PEO
NEOs. The “Compensation Actually Paid” to our PEO #2 was primarily awarded in December 2025 upon the hiring of our PEO #2.

Compensation Actually Paid vs. Net Income
Relationship Between Net Income and Adjusted EBITDA and “Compensation Actually
Paid
”
The chart below reflects the relationship between the Compensation Actually Paid to our PEO #1, PEO #2 and
non-PEO
NEOs and net income (loss) and Adjusted EBITDA. Legacy Cedar Fair has been determined to be the accounting acquirer for financial statement purposes. Accordingly, net income (loss) and Adjusted EBITDA reflect combined operations for July 1, 2024 through December 31, 2024 and fiscal year 2025, and include only legacy Cedar Fair’s results (before giving effect to the Merger) for 2021 through 2023 and the first six months of 2024. In addition, the
COVID-19
pandemic had a material impact on our business in 2021.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Net Income and Adjusted EBITDA and “Compensation Actually
Paid
”
The chart below reflects the relationship between the Compensation Actually Paid to our PEO #1, PEO #2 and
non-PEO
NEOs and net income (loss) and Adjusted EBITDA. Legacy Cedar Fair has been determined to be the accounting acquirer for financial statement purposes. Accordingly, net income (loss) and Adjusted EBITDA reflect combined operations for July 1, 2024 through December 31, 2024 and fiscal year 2025, and include only legacy Cedar Fair’s results (before giving effect to the Merger) for 2021 through 2023 and the first six months of 2024. In addition, the
COVID-19
pandemic had a material impact on our business in 2021.

Total Shareholder Return Vs Peer Group	Comparison Between Company TSR and Peer Group TSR For the year ended December 31, 2025, our TSR decreased 68%, and the TSR of the S&P Leisure Facilities Index decreased 22% over the same period.
Tabular List, Table
Most Important Financial Measures
The below tabular list identifies the financial measures deemed by the People, Culture & Compensation Committee to be the most important financial measures for linking the compensation of the Company’s named executive officers to the performance of the Company. See the discussion under
Compensation Discussion and Analysis - Compensation Performance Measures
for their definitions.

MOST IMPORTANT FINANCIAL MEASURES
• Adjusted EBITDA • Constant Currency Modified EBITDA before incentive compensation expense • Un-levered Pre-Tax Free Cash Flow

Total Shareholder Return Amount	$ 27.95	87.79	0	0	0
Peer Group Total Shareholder Return Amount	86.21	110.36	0	0	0
Net Income (Loss)	$ (1,549,466,000)	$ (206,665,000)	$ 124,559,000	$ 307,668,000	$ (48,518,000)
Company Selected Measure Amount	792,010,000	875,291,000	527,672,000	551,953,000	324,641,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA represents earnings before interest, taxes, depreciation, amortization, other non-cash
items, and adjustments as defined in our credit agreement, minus net income attributable to non-controlling
interests. See the discussion under Compensation Discussion and Analysis – Compensation Performance Measures. Adjusted EBITDA is reported as the Company-selected measure but may not have been the most important measure for prior periods and the Company-selected measure may be a different measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Constant Currency Modified EBITDA before incentive compensation expense
Measure:: 3
Pay vs Performance Disclosure
Name	Un-levered Pre-Tax Free Cash Flow
Zimmerman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,931,119	$ 9,113,602	$ 6,535,516	$ 7,285,782	$ 9,991,165
PEO Actually Paid Compensation Amount	$ 4,458,935	16,356,818	5,806,727	8,372,850	10,624,247
PEO Name	Mr. Zimmerman
Bassoul [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		20,358,969	0	0	0
PEO Actually Paid Compensation Amount		$ 20,103,189	0	0	0
PEO Name		Mr. Bassoul
Reilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,782,054
PEO Actually Paid Compensation Amount	$ 7,428,472
PEO Name	Mr. Reilly
PEO | Zimmerman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,500,020)	$ (6,846,877)	(4,999,979)	(4,375,035)	(6,716,340)
PEO | Zimmerman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	8,916,451	4,682,828	5,439,517	6,473,209
PEO | Zimmerman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,678,266	(785,718)	(318,879)	596,903
PEO | Zimmerman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,956,193	0	0	0	163,463
PEO | Zimmerman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,928,357)	(655,375)	305,629	315,429	115,847
PEO | Zimmerman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	150,751	68,451	26,036	0
PEO | Bassoul [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,125,995)	0	0	0
PEO | Bassoul [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,144,398	0	0	0
PEO | Bassoul [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Bassoul [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,725,817	0	0	0
PEO | Bassoul [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Bassoul [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Reilly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,709,725)
PEO | Reilly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,356,143
PEO | Reilly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reilly [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reilly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reilly [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,583,333)	(1,965,689)	(1,137,933)	(1,678,512)	(1,551,155)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,651	1,689,262	940,386	1,925,121	1,188,835
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,067,429)	1,294,732	(153,589)	(109,154)	279,877
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,405	451,765	0	0	50,967
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(533,559)	(124,659)	75,117	128,793	60,055
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 41,212	$ 30,516	$ 16,550	$ 0